Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Losses in tax-exempted non-PRC entities	4.90%
Non-deductible expenses-permanent difference		0.10%	0.50%
Effective tax rate	29.90%	25.10%	25.50%